SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 7:- SEGMENT INFORMATION

a.	The following segment identification is identical to the segment used in the latest annual consolidated financial report.

b.	The following presents segment results of operations for the six months ended June 30, 2014 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$11,265	$46,955	$58,220
Intersegments revenues	(5,331)	-	(5,331)

Revenues from external customers	$5,934	$46,955	$52,889

Segments operating income	$958	$4,775	$5,733

Segments assets	$25,208	$100,982	$126,190

The Pointer segment revenues include revenue from services in the amount of $ 35,728.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$5,733
Intercompany gains on intersegment sales	(1,496)

Operating income	$4,237

Segments assets	$126,190
Intercompany elimination	(2,216)

Total assets	$123,974

c.	The following presents segment results of operations for the six months ended June 30, 2013 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$11,895	$38,508	$50,403
Intersegments revenues	(5,023)	-	(5,023)

Revenues from external customers	$6,872	$38,508	$45,380

Segments operating income	$1,551	$1,587	$3,138

Segments assets	$17,898	$82,816	$100,714

The Pointer segment revenues include revenue from services in the amount of $  29,495.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$3,138
Intercompany gains on intersegment sales	174

Operating income	$3,312

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

d.	The following presents segment results of operations for the three months ended June 30, 2014 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$5,867	$23,008	$28,875
Intersegments revenues	(3,001)	-	(3,001)

Revenues from external customers	$2,866	$23,008	$25,874

Segments operating profit	$711	$2,105	$2,816

Segments assets	$25,208	$100,982	$126,190

The Pointer segment revenues include revenue from services in the amount of $17,818.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$2,816
Intercompany gains on intersegment sales	(1,164)

Operating income	$1,652

Segments assets	$126,190
Intercompany elimination	(2,216)

Total assets	$123,974

e.	The following presents segment results of operations for the three months ended June 30, 2013 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$6,013	$19,733	$25,746
Intersegments revenues	(2,511)	-	(2,511)

Revenues from external customers	$3,502	$19,733	$23,235

Segments operating profit	$697	$883	$1,580

Segments assets	$17,898	$82,816	$100,714

The Pointer segment revenues include revenue from services in the amount of $  14,772.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$1,580
Intercompany gains on intersegment sales	187

Operating income	$1,767

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

f.	The following presents segment results of operations for the year ended December 31, 2013:

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,268	$81,990	$106,258
Intersegments revenues	(8,401)	-	(8,401)

Revenues from external customers	$15,867	$81,990	$97,857

Segments operating profit	$3,065	$4,890	$7,955

Segments assets	$36,513	$78,930	$115,443

Depreciation, amortization and impairment expenses	$291	$3,758	$4,049

Expenditures for assets	$135	$4,528	$4,663

The Pointer segment revenues include revenue from services in the amount of $  63,141.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$7,955
Intercompany adjustments on intersegment sales	(1,909)

Operating income	$6,046

Segments assets	$115,443
Intercompany elimination	(1,779)

Total assets	$113,664